Related Party Transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Related party transactions
14.	Related party transactions

In addition to the related party information disclosed elsewhere in the consolidated financial statements, the Group entered into the following material related party transactions.

Name of party	Relationship

Mr. Zhao Jishuang	A director of the Company
Mr. Guo Yupeng	A director of the Company
Mr. Peng Siguang	CEO and director of the Company
Met Chain Co., Limited	An associate company of the Company

(a)	Major transactions with related parties

	December 31, 2022	June 30, 2023
	US$’000	US$’000

Advances from related parties
- Mr. Guo Yupeng	290	-
- Mr. Zhao Jishuang	1,469	-
- Met Chain Co.,Limited	2,042	-
Total	3,801	-

Repayment of advances from related parties
- Mr. Zhao Jishuang	1,485	-
Total	1,485	-

(b)	Balances with related parties

(c)	December 31, 2022	June 30, 2023
	US$’000	US$’000
Amounts due to related parties
Current
- Mr. Guo Yupeng	290	290
- Mr. Zhao Jishuang	4,407	4,407
- Met Chain Co.,Limited	2,042	2,042
Total	6,739	6,739

(i)	Advances from/to these related parties are unsecured, interest free and repayable on demand.